Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.4%
Alabama Federal Aid Highway Finance Authority,
Series A, RB, 5.00%, 09/01/25 ........ USD 990 $ 991,870
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/25 ..... 150 150,864
City of Huntsville, Series 2017E, GO,
5.00%, 11/01/25 ................. 115 115,706
State of Alabama, Series 2016C, GO,
5.00%, 08/01/25 ................. 285 285,000
1,543,440
Alaska — 0.2%
Alaska Housing Finance Corp., Series 2017C,
RB, 5.00%, 12/01/25 .............. 110 110,815
Municipality of Anchorage
Series C , GO , 5.00% , 09/01/25 ........ 90 90,164
Series D , GO , 5.00% , 09/01/25 ........ 145 145,265
State of Alaska, Series 2016B, GO,
5.00%, 08/01/25 ................. 480 480,000
826,244
Arkansas — 0.0%
University of Arkansas, Series 2023, RB,
5.00%, 11/01/25 ................. 200 201,182
California — 20.3%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/25 ................. 100 100,100
Bay Area Toll Authority, Series 2024H,
RB, VRDN (Bank of America NA LOC),
2.20%, 08/04/25
(a)
................ 5,000 5,000,000
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/25
(b)
............. 50 50,000
California Educational Facilities Authority, Series
2015A, RB, 5.00%, 10/01/25 ......... 95 95,400
California Infrastructure & Economic
Development Bank
Series 2019 , RB , 4.00% , 08/01/25 ...... 235 235,000
Series 2018 , RB , 5.00% , 10/01/25 ...... 335 336,413
Series 2017 , RB , 5.00% , 10/01/25 ...... 100 100,422
California State Public Works Board
Series 2022A , RB , 5.00% , 08/01/25 ..... 1,135 1,135,000
Series 2023C , RB , 5.00% , 09/01/25 ..... 415 415,817
Series D , RB , 5.00% , 09/01/25 ......... 220 220,433
Series 2017G , RB , 4.00% , 10/01/25 ..... 195 195,452
Series B , RB , 5.00% , 10/01/25 ......... 250 250,993
Series 2016C , RB , 5.00% , 11/01/25 ..... 135 135,808
Series 2018C , RB , 5.00% , 11/01/25 ..... 405 407,425
Series 2019C , RB , 5.00% , 11/01/25 ..... 300 301,796
California State University
Series 2016A , RB , 4.00% , 11/01/25 ..... 125 125,487
Series 2015A , RB , 5.00% , 11/01/25 ..... 1,000 1,006,365
Series 2017A , RB , 5.00% , 11/01/25 ..... 365 367,323
Series 2018A , RB , 5.00% , 11/01/25 ..... 505 508,214
Series 2019A , RB , 5.00% , 11/01/25 ..... 95 95,605
Series 2020A , RB , 5.00% , 11/01/25 ..... 125 125,796
Series 2021A , RB , 5.00% , 11/01/25 ..... 310 311,973
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/25 .............. 100 100,000
Carmel Unified School District, Series 2016, GO,
4.00%, 08/01/25 ................. 100 100,000
City of Los Angeles
Series 2017B , GO , 5.00% , 09/01/25 ..... 155 155,337
Series 2018-B , GO , 5.00% , 09/01/25 .... 170 170,369
Security
Par (000)
Par (000) Value
California (continued)
City of San Francisco
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/25 ................ USD 1,000 $ 1,006,525
Series A , RB , 5.00% , 11/01/25 ......... 520 523,393
Coast Community College District, Series
2017D, GO, 5.00%, 08/01/25 ......... 75 75,000
County of Monterey, Series 2017, COP,
5.00%, 10/01/25 ................. 280 281,173
County of Santa Clara, Series 2022D, GO,
5.00%, 08/01/25 ................. 180 180,000
Eastern Municipal Water District, Series 2018A,
RB, VRDN (Bank of America NA SBPA),
2.20%, 08/04/25
(a)
................ 10,000 10,000,000
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/25
(b)
.... 1,100 1,100,000
Series 2016 , GO , 5.00% , 08/01/25 ...... 15 15,000
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/25
(b)
............. 60 60,000
Foothill-De Anza Community College District
Series 2000A , GO , 0.00% , 08/01/25
( NPFGC )
(b)
.................... 285 285,000
Series 2003B , GO , 0.00% , 08/01/25
( NPFGC )
(b)
.................... 160 160,000
Series 2016 , GO , 4.00% , 08/01/25 ...... 150 150,000
Hillsborough City School District, Series B, GO,
0.00%, 09/01/25
(b)
................ 250 249,446
Imperial Irrigation District Electric System, Series
2019, RB, 5.00%, 11/01/25 .......... 125 125,835
Long Beach Community College District
Series 2021D , GO , 4.00% , 08/01/25 ..... 125 125,000
Series 2017G , GO , 5.00% , 08/01/25 ..... 165 165,000
Long Beach Unified School District
Series 2016 , GO , 5.00% , 08/01/25 ...... 175 175,000
Series A , GO , 5.00% , 08/01/25 ........ 275 275,000
Los Angeles Community College District
Series J , GO , 4.00% , 08/01/25 ......... 215 215,000
Series 2015C , GO , 5.00% , 08/01/25 ..... 425 425,000
Series 2024 , GO , 5.00% , 08/01/25 ...... 600 600,000
Series A-1 , GO , 5.00% , 08/01/25 ....... 810 810,000
Series C-1 , GO , 5.00% , 08/01/25 ....... 220 220,000
Series D , GO , 5.00% , 08/01/25 ........ 500 500,000
Los Angeles County Sanitation Districts
Financing Authority
Series 2016A , RB , 5.00% , 10/01/25 ..... 335 336,363
Series 2021A , RB , 5.00% , 10/01/25 ..... 295 296,200
Los Angeles Department of Water & Power
Water System, Series 2001B-4, RB, VRDN
(Barclays Bank plc SBPA), 2.45%, 08/04/25
(a)
5,000 5,000,000
Los Rios Community College District
Series E , GO , 3.00% , 08/01/25 ........ 130 130,000
Series C , GO , 4.00% , 08/01/25 ........ 100 100,000
Series 2017 , GO , 5.00% , 08/01/25 ...... 100 100,000
Manhattan Beach Unified School District, Series
2002E, GO, 0.00%, 09/01/25 (NPFGC)
(b)
.. 190 189,590
Metropolitan Water District of Southern
California, Series 2022A, RB, 5.00%, 10/01/25 95 95,430
Modesto Irrigation District, Series 2019B, RB,
5.00%, 10/01/25 ................. 100 100,398
Mount San Antonio Community College District,
Series 2013A, GO, 0.00%, 08/01/25
(b)
.... 330 330,000
Napa Valley Community College District, Series
2005B, GO, 0.00%, 08/01/25 (NPFGC)
(b)
.. 500 500,000
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/25 (NPFGC)
(b)
... 225 225,000

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Northern California Sanitation Agencies
Financing Authority
Series 2015 , RB , 5.00% , 08/01/25 ...... USD 125 $ 125,000
Series 2020A , RB , 5.00% , 12/01/25 ..... 140 141,296
Series 2021 , RB , 5.00% , 12/01/25 ...... 200 201,851
Oak Grove School District, Series A, GO,
0.00%, 08/01/25
(b)
................ 25 25,000
Orange County Water District
Series 2019C , RB , 5.00% , 08/15/25 ..... 265 265,265
Series 2003A , COP , VRDN ( Bank of America
NA LOC ), 2.35% , 08/11/25
(a)
........ 13,000 13,000,000
Palo Alto Unified School District
Series 2008-2 , GO , 0.00% , 08/01/25
(b)
... 580 580,000
Series 2022 , GO , 5.00% , 08/01/25 ...... 75 75,000
Palomar Community College District
Series 2010B , GO , 0.00% , 08/01/25
(b)
.... 325 325,000
Series C , GO , 5.00% , 08/01/44 ........ 600 600,000
Pasadena Area Community College District
Series 2016A , GO , 5.00% , 08/01/25 ..... 30 30,000
Series 2023A1 , GO , 5.00% , 08/01/25 .... 3,275 3,275,000
Rancho Water District Financing Authority,
Series 2017A, RB, 5.00%, 08/01/25 ..... 275 275,000
Rio Hondo Community College District, Series
2019B, GO, 5.00%, 08/01/25 ......... 170 170,000
Riverside Community College District, Series
2004D, GO, 0.00%, 08/01/25
(b)
........ 105 105,000
Sacramento City Financing Authority
Series 2015A , RB , 5.00% , 12/01/25 ( BAM ) 200 201,770
Series E , RB , 5.25% , 12/01/25 ( AMBAC ) .. 25 25,244
Sacramento Municipal Utility District
Series 2017E , RB , 5.00% , 08/15/25 ..... 210 210,208
Series 2021I , RB , 5.00% , 08/15/25 ...... 180 180,178
Series 2022J , RB , 5.00% , 08/15/25 ..... 100 100,099
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/25 ...... 540 540,000
San Diego Public Facilities Financing Authority
Series 2016B , RB , 5.00% , 08/01/25 ..... 510 510,000
Series 2020A , RB , 5.00% , 08/01/25 ..... 100 100,000
Series 2023A , RB , 5.00% , 08/01/25 ..... 250 250,000
San Francisco Bay Area Rapid Transit District,
Series 2019B-1, GO, 5.00%, 08/01/25 ... 295 295,000
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 4.00% , 10/01/25 ..... 275 275,810
Series 2018A , RB , 5.00% , 10/01/25 ..... 205 205,942
San Jose Evergreen Community College District,
Series 2015, GO, 5.00%, 09/01/25 ...... 125 125,279
San Jose Unified School District, Series C, GO,
0.00%, 08/01/25 (NPFGC)
(b)
.......... 240 240,000
San Mateo County Community College District
(b)
Series 2002A , GO , 0.00% , 09/01/25
( NPFGC ) ..................... 130 129,732
Series 2006B , GO , 0.00% , 09/01/25
( NPFGC ) ..................... 440 439,094
San Mateo Foster City Public Financing Authority
Series 2021A , RB , 5.00% , 08/01/25 ..... 355 355,000
Series 2021B , RB , 5.00% , 08/01/25 ..... 1,255 1,255,000
San Mateo Union High School District, Series
2002B, GO, 0.00%, 09/01/25 (NPFGC)
(b)
.. 300 299,350
Santa Monica-Malibu Unified School District,
Series E, GO, 4.00%, 08/01/25 ........ 175 175,000
Southwestern Community College District,
Series D, GO, 5.00%, 08/01/44 ........ 1,510 1,510,000
State of California
GO , 5.00% , 08/01/25 ............... 1,180 1,180,000
Security
Par (000)
Par (000) Value
California (continued)
Series 2016 , GO , 5.00% , 08/01/25 ...... USD 1,130 $ 1,130,000
Series C , GO , 5.00% , 08/01/25 ........ 475 475,000
Series 2016 , GO , 4.00% , 09/01/25 ...... 680 680,859
GO , 5.00% , 09/01/25 ............... 2,285 2,289,768
Series 2016 , GO , 5.00% , 09/01/25 ...... 190 190,397
Series B , GO , 5.00% , 09/01/25 ........ 360 360,751
Series 2018 , GO , 4.00% , 10/01/25 ...... 75 75,188
Series 2021 , GO , 4.00% , 10/01/25 ...... 225 225,563
GO , 5.00% , 10/01/25 ............... 3,470 3,484,403
GO , 5.00% , 11/01/25 ............... 675 679,230
Series 2017 , GO , 5.00% , 11/01/25 ...... 725 729,543
GO , 5.00% , 12/01/25 ............... 115 115,967
State of California Department of Water
Resources
Series AW , RB , 5.00% , 12/01/25 ....... 100 100,922
Series AX , RB , 5.00% , 12/01/25 ........ 330 333,041
Series AZ , RB , 5.00% , 12/01/25 ........ 525 529,838
Series BA , RB , 5.00% , 12/01/25 ........ 55 55,507
Series BD , RB , 5.00% , 12/01/25 ....... 125 126,152
University of California
(a)
Series 2013AL-1 , RB , VRDN 2.25% , 08/04/25 5,965 5,965,000
Series 2013AL-4 , RB , VRDN 2.25% , 08/04/25 5,700 5,700,000
Upper Santa Clara Valley Joint Powers Authority,
Series 2017A, RB, 5.00%, 08/01/25 ..... 160 160,000
Whittier Union High School District, Series 2016,
GO, 0.00%, 08/01/25
(b)
............. 290 290,000
88,664,128
Colorado — 3.0%
Adams & Arapahoe Counties Joint School
District 28J Aurora, Series 2025, GO,
5.50%, 12/01/25 (SAW) ............ 1,000 1,009,825
Board of Governors of Colorado State University
System, Series 2025B, RB, VRDN (Bank of
America NA SBPA), 2.60%, 08/11/25
(a)
... 6,500 6,500,000
Board of Water Commissioners City & County
of Denver (The), Series 2016A, RB,
4.00%, 09/15/25 ................. 85 85,140
City & County of Denver Airport System
Series 2016A , RB , 5.00% , 11/15/25 ..... 375 377,602
Series 2022C , RB , 5.00% , 11/15/25 ..... 190 191,318
City of Colorado Springs Utilities System
Series 2015A , RB , 5.00% , 11/15/25 ..... 445 448,170
Series 2018A-1 , RB , 5.00% , 11/15/25 .... 520 523,704
Series 2020B , RB , 5.00% , 11/15/25 ..... 100 100,712
Series 2009C , RB , VRDN ( Sumitomo Mitsui
Banking Corp. SBPA ), 2.30% , 08/11/25
(a)
1,725 1,725,000
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/25 ......... 100 100,480
County of Adams, Series 2015, COP,
5.00%, 12/01/25 ................. 150 151,207
Denver City & County School District No. 1
Series 2016 , GO , 5.00% , 12/01/25 ( SAW ) . 415 418,338
Series 2017A , COP , 5.00% , 12/01/25 .... 275 277,083
Series 2025B , GO , 5.00% , 12/01/25 ( SAW ) 500 504,022
Series 2018A , GO , 5.50% , 12/01/25 ( SAW ) 635 641,153
E-470 Public Highway Authority, Series B, RB,
0.00%, 09/01/25 (NPFGC)
(b)
.......... 270 269,352
13,323,106

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut — 4.8%
Connecticut State Health & Educational
Facilities Authority, Series 2013A, RB, VRDN,
2.00%, 08/04/25
(a)
................ USD 15,000 $ 15,000,000
State of Connecticut
Series 2018E , GO , 5.00% , 09/15/25 ..... 600 601,774
Series 2022D , GO , 5.00% , 09/15/25 ..... 1,315 1,318,889
Series E , GO , 5.00% , 10/15/25 ........ 255 256,277
Series F , GO , 5.00% , 11/15/25 ......... 410 412,905
Series H , GO , 5.00% , 11/15/25 ........ 145 146,027
State of Connecticut Special Tax
Series A , RB , 5.00% , 08/01/25 ......... 330 330,000
Series B , RB , 5.00% , 08/01/25 ......... 425 425,000
Series A , RB , 5.00% , 09/01/25 ......... 460 460,956
Series 2018B , RB , 5.00% , 10/01/25 ..... 505 507,112
Series 2018C , RB , 5.00% , 10/01/25 ..... 1,070 1,074,475
University of Connecticut
Series 2019A , RB , 5.00% , 11/01/25 ( SAP ) . 195 196,147
Series 2018A , RB , 5.00% , 11/15/25 ..... 100 100,682
20,830,244
Delaware — 2.3%
City of Wilmington, Series 2017, GO,
5.00%, 12/01/25 ................. 55 55,425
County of New Castle
Series 2015 , GO , 5.00% , 10/01/33 ...... 1,565 1,571,330
Series 2015 , GO , 5.00% , 10/01/35 ...... 2,260 2,269,141
Delaware Transportation Authority, Series 2020,
RB, 5.00%, 09/01/25 .............. 340 340,692
State of Delaware
Series 2009C , GO , 5.00% , 10/01/25 ..... 790 793,398
Series 2019A , GO , 5.00% , 10/01/25 ..... 225 225,968
University of Delaware, Series 2024B, RB,
VRDN (Bank of America NA SBPA),
2.70%, 08/04/25
(a)
................ 5,000 5,000,000
10,255,954
District of Columbia — 1.7%
District of Columbia
Series 2019A , GO , 5.00% , 10/15/25 ..... 1,200 1,206,034
Series 2020 , RB , 5.00% , 12/01/25 ...... 285 287,251
District of Columbia Income Tax
Series 2019C , RB , 5.00% , 10/01/25 ..... 895 898,637
Series 2014A , RB , 5.00% , 12/01/25 ..... 280 282,306
Series 2022C , RB , 5.00% , 12/01/25 ..... 280 282,306
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/25 ..... 195 195,789
Series B , RB , 5.00% , 10/01/25 ......... 315 316,275
Series 2024B, Sub-Series B-1 , RB , VRDN
( TD Bank NA SBPA ), 2.75% , 08/04/25
(a)
3,700 3,700,000
Metropolitan Washington Airports Authority
Aviation, Series 2019B, RB, 5.00%, 10/01/25 200 200,762
7,369,360
Florida — 1.3%
City of Jacksonville
Series 2023B , RB , 5.00% , 10/01/25 ..... 470 471,878
Series 2024 , RB , 5.00% , 10/01/25 ...... 320 321,279
County of Hillsborough Utility, Series 2016, RB,
5.00%, 08/01/25 ................. 115 115,000
County of Miami-Dade
Series A , RB , 5.00% , 10/01/25 ......... 330 331,302
Series B , RB , 5.00% , 10/01/25 ......... 290 291,144
County of Miami-Dade Water & Sewer System,
Series 2017B, RB, 5.00%, 10/01/25 ..... 220 220,868
Security
Par (000)
Par (000) Value
Florida (continued)
County of Orange Water Utility System, Series
2020, RB, 5.00%, 10/01/25 .......... USD 420 $ 421,707
County of Seminole, Series 2005B, RB,
5.25%, 10/01/25 (NPFGC) ........... 80 80,358
Florida Department of Management Services,
Series 2015A, COP, 5.00%, 08/01/25 .... 625 625,000
Florida Municipal Power Agency, Series 2019A,
RB, 5.00%, 10/01/25 .............. 260 261,057
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/25 ......... 200 200,786
JEA Electric System, Series 2024A-3, RB,
5.00%, 10/01/25 ................. 950 953,700
Orange County School Board
Series 2015D , COP , 5.00% , 08/01/25 .... 95 95,000
Series 2017B , COP , 5.00% , 08/01/25 .... 50 50,000
Palm Beach County School District
Series 2018B , COP , 5.00% , 08/01/25 .... 420 420,000
Series 2022B , COP , 5.00% , 08/01/25 .... 525 525,000
Tampa Bay Water, Series 2016C, RB,
5.00%, 10/01/25 ................. 185 185,724
Volusia County School Board, Series 2016A,
COP, 5.00%, 08/01/25 (BAM) ......... 90 90,000
5,659,803
Georgia — 1.1%
City of Atlanta, Series 2022A1, GO,
5.00%, 12/01/25 ................. 250 252,059
City of Atlanta Water & Wastewater, Series 2004,
RB, 5.75%, 11/01/25 .............. 205 206,726
County of Forsyth, Series 2019, GO,
5.00%, 09/01/25 ................. 135 135,272
Georgia Housing & Finance Authority, Series
2022A, RB, 5.00%, 12/01/25 ......... 100 100,791
Gwinnett County School District, Series 2022B,
GO, 5.00%, 08/01/25 .............. 360 360,000
Gwinnett County Water & Sewerage Authority,
Series 2020, RB, 5.00%, 08/01/25 ...... 295 295,000
Henry County School District
Series 2021 , GO , 4.00% , 08/01/25 ( SAW ) . 160 160,000
Series 2016 , GO , 5.00% , 08/01/25 ( SAW ) . 300 300,000
Main Street Natural Gas, Inc., Series 2024C, RB,
5.00%, 12/01/25 ................. 80 80,464
Private Colleges & Universities Authority
Series 2020B , RB , 5.00% , 09/01/25 ..... 1,220 1,222,408
Series B , RB , 5.00% , 10/01/25 ......... 435 436,716
State of Georgia, Series 2016E, GO,
5.00%, 12/01/25 ................. 1,135 1,144,767
4,694,203
Hawaii — 1.0%
City & County of Honolulu
Series 2019C , GO , 4.00% , 08/01/25 ..... 150 150,000
Series 2019A , GO , 5.00% , 09/01/25 ..... 305 305,601
Series B , GO , 5.00% , 09/01/25 ........ 480 480,945
Series D , GO , 5.00% , 09/01/25 ........ 370 370,729
Series E , GO , 5.00% , 09/01/25 ........ 320 320,630
Series A , GO , 5.00% , 10/01/25 ........ 245 245,933
Series C , GO , 5.00% , 10/01/25 ........ 65 65,258
State of Hawaii
Series ET , GO , 5.00% , 10/01/25 ........ 135 135,544
Series EZ , GO , 5.00% , 10/01/25 ....... 495 496,995
Series FE , GO , 5.00% , 10/01/25 ....... 200 200,806
Series FG , GO , 5.00% , 10/01/25 ....... 470 471,894
Series FH , GO , 5.00% , 10/01/25 ....... 315 316,269
Series FN , GO , 5.00% , 10/01/25 ....... 620 622,499

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hawaii (continued)
University of Hawaii
Series B , RB , 5.00% , 10/01/25 ......... USD 115 $ 115,428
Series E , RB , 5.00% , 10/01/25 ......... 95 95,354
4,393,885
Illinois — 1.8%
City of Chicago Waterworks
Series 2016A-1 , RB , 5.00% , 11/01/25 .... 200 201,040
Series 2023B , RB , 5.00% , 11/01/25 ..... 50 50,260
County of Cook
Series 2021B , GO , 4.00% , 11/15/25 ..... 100 100,333
Series 2021A , GO , 5.00% , 11/15/25 ..... 705 709,357
County of Will
Series 2015A , GO , 4.00% , 11/15/25 ..... 55 55,202
Series 2016 , GO , 5.00% , 11/15/41 ...... 2,000 2,013,899
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/25 .......... 400 402,192
Illinois Finance Authority, Series 2015, RB,
5.00%, 12/01/25 ................. 585 589,621
Metropolitan Water Reclamation District of
Greater Chicago
Series 2021C , GO , 5.00% , 12/01/25 ..... 175 176,365
Series D , GO , 5.00% , 12/01/25 ........ 125 125,975
State of Illinois
Series 2018A , GO , 5.00% , 10/01/25 ..... 100 100,368
Series 2020B , GO , 5.00% , 10/01/25 ..... 1,000 1,003,681
Series 2017D , GO , 5.00% , 11/01/25 ..... 2,360 2,373,129
7,901,422
Indiana — 0.3%
City of Indianapolis Department of Public Utilities
Water System
Series 2016B , RB , 5.00% , 10/01/25 ..... 375 376,499
Series 2018A , RB , 5.00% , 10/01/25 ..... 160 160,639
Indiana Finance Authority, Series 2016C, RB,
5.00%, 12/01/25 ................. 920 927,020
1,464,158
Iowa — 0.3%
Iowa Finance Authority
Series 2015 , RB , 5.00% , 08/01/25 ...... 875 875,000
Series 2021A , RB , 5.00% , 08/01/25 ..... 330 330,000
1,205,000
Kansas — 1.2%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/25 ................. 345 345,681
Johnson County Public Building Commission
Series 2015B , RB , 5.00% , 09/01/25 ..... 180 180,340
Series 2018A , RB , 5.00% , 09/01/25 ..... 265 265,501
Johnson County Unified School District
No. 229 Blue Valley, Series 2023A, GO,
5.00%, 10/01/25 ................. 1,525 1,530,965
Johnson County Unified School District No. 512
Shawnee Mission
Series 2016B , GO , 5.00% , 10/01/25 ..... 250 250,910
Series 2015A , GO , 5.00% , 10/01/30 ..... 510 511,899
Series 2015A , GO , 5.00% , 10/01/31 ..... 825 828,072
Sedgwick County Unified School District No. 265
Goddard, Series 2016B, GO, 5.00%, 10/01/25 20 20,076
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/25 ..... 1,230 1,232,503
Series 2018A , RB , 5.00% , 09/01/25 ..... 245 245,498
5,411,445
Security
Par (000)
Par (000) Value
Kentucky — 0.2%
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 10/01/25 ......... USD 500 $ 501,973
Series B , RB , 5.00% , 11/01/25 ( SAP ) .... 555 558,308
1,060,281
Louisiana — 0.5%
State of Louisiana
Series 2016B , GO , 5.00% , 08/01/25 ..... 395 395,000
Series 2016A , GO , 5.00% , 09/01/25 ..... 310 310,625
Series 2016D , GO , 5.00% , 09/01/25 ..... 120 120,242
Series 2019A , RB , 5.00% , 09/01/25 ..... 730 731,473
Series 2021 , RB , 5.00% , 09/01/25 ...... 100 100,202
Series 2024C , GO , 5.00% , 12/01/25 ..... 500 504,118
2,161,660
Maine — 0.4%
Maine Governmental Facilities Authority, Series
2018A, RB, 5.00%, 10/01/25 ......... 185 185,711
Maine Municipal Bond Bank
Series 2016A , RB , 5.00% , 09/01/25 ..... 385 385,728
Series 2018B , RB , 5.00% , 11/01/25 ..... 185 186,056
Series 2022A , RB , 5.00% , 11/01/25 ..... 225 226,284
Series A , RB , 5.00% , 11/01/25 ......... 140 140,799
Series C , RB , 5.00% , 11/01/25 ......... 225 226,284
Series D , RB , 5.00% , 11/01/25 ......... 300 301,712
1,652,574
Maryland — 2.1%
County of Anne Arundel
Series 2016 , GO , 5.00% , 10/01/25 ...... 635 637,451
Series 2018 , GO , 5.00% , 10/01/25 ...... 270 271,042
Series 2020 , GO , 5.00% , 10/01/25 ...... 405 406,564
Series 2021 , GO , 5.00% , 10/01/25 ...... 210 210,811
County of Baltimore
Series 2015 , GO , 5.00% , 08/01/25 ...... 425 425,000
County of Charles, Series 2017, GO,
5.00%, 10/01/25 ................. 85 85,345
County of Frederick
Series 2019A , GO , 5.00% , 08/01/25 ..... 300 300,000
County of Howard
Series 2019B , GO , 5.00% , 08/15/25 ..... 125 125,118
Series 2020A , GO , 5.00% , 08/15/25 ..... 240 240,226
County of Montgomery
Series 2022A , GO , 5.00% , 08/01/25 ..... 100 100,000
Series 2017C , GO , 5.00% , 10/01/25 ..... 205 205,840
Series 2017D , GO , 4.00% , 11/01/25 ..... 620 622,305
Series 2017A , GO , 5.00% , 11/01/25 ..... 75 75,464
Series 2019A , GO , 5.00% , 11/01/25 ..... 1,100 1,106,806
State of Maryland
Series 2015B , GO , 4.00% , 08/01/25 ..... 335 335,000
Series 2017B , GO , 5.00% , 08/01/25 ..... 2,000 2,000,000
State of Maryland Department of Transportation
Series 2016 , RB , 4.00% , 09/01/25 ...... 430 430,506
Series 2018 , RB , 5.00% , 10/01/25 ...... 500 502,015
Series 2021A , RB , 5.00% , 10/01/25 ..... 500 502,015
Series 2018 , RB , 5.00% , 12/01/25 ...... 130 131,062
Series 2021B , RB , 5.00% , 12/01/25 ..... 350 352,800
Washington Suburban Sanitary Commission,
Series 2020, RB, 5.00%, 12/01/25 (GTD) .. 250 252,059
9,317,429

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts — 3.5%
Boston Water & Sewer Commission, Series
2015A, RB, 5.00%, 11/01/25 ......... USD 375 $ 377,567
City of Boston, Series 2022A, GO,
5.00%, 11/01/25 ................. 200 201,278
Commonwealth of Massachusetts
Series 2018E , GO , 5.00% , 09/01/25 ..... 150 150,313
Series 2006B , GO , 5.25% , 09/01/25 ( AGM ) 1,345 1,348,105
Series 2016C , GO , 5.00% , 10/01/25 ..... 815 818,423
Series 2020E , GO , 5.00% , 11/01/25 ..... 230 231,458
Series 2021B , GO , 5.00% , 11/01/25 ..... 295 296,870
Series E , GO , 5.00% , 11/01/25 ( AMBAC ) .. 180 181,141
Massachusetts Bay Transportation Authority,
Series 2000A, Sub-Series A-2, RB, VRDN (TD
Bank NA LIQ), 2.20%, 08/11/25
(a)
....... 900 900,000
Massachusetts Clean Water Trust (The)
Series 2014 , RB , 5.00% , 08/01/25 ...... 1,565 1,565,000
Series 22 , RB , 5.00% , 08/01/25 ........ 95 95,000
Massachusetts Development Finance Agency,
Series 2020A, RB, 5.00%, 10/15/25 ..... 250 251,174
Massachusetts School Building Authority
Series 2016B , RB , 5.00% , 11/15/25 ..... 145 146,032
Series 2016A , RB , 5.00% , 11/15/41 ..... 250 251,737
Series 2016A , RB , 5.00% , 11/15/45 ..... 2,475 2,492,200
Massachusetts Transportation Trust Fund
Metropolitan Highway System, Series
2010A-1, RB, VRDN (TD Bank NA LOC),
2.25%, 08/11/25
(a)
................ 4,470 4,470,000
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/25 ..... 40 40,000
Series C , RB , 5.00% , 08/01/25 ......... 10 10,000
Series B , RB , 5.25% , 08/01/25 ( AGM ) .... 1,015 1,015,000
University of Massachusetts Building Authority
Series 2015-1 , RB , 5.00% , 11/01/25 ..... 105 105,636
Series 2017-3 , RB , 5.00% , 11/01/25 ..... 305 306,918
15,253,852
Michigan — 1.3%
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/25 (BAM) ............. 130 130,765
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/25 ..... 1,050 1,054,285
Series 2021B , RB , 5.00% , 10/01/25 ..... 385 386,571
Series 2017A-MI , RB , 5.00% , 12/01/25 ... 255 256,886
State of Michigan, Series 2016B, GO,
4.00%, 11/01/25 ................. 210 210,770
State of Michigan Trunk Line, Series 2021A, RB,
5.00%, 11/15/25 ................. 140 140,996
University of Michigan, Series 2012-A, RB,
VRDN, 2.00%, 08/11/25
(a)
........... 3,200 3,200,000
Wayne County Airport Authority
Series 2018C , RB , 5.00% , 12/01/25 ..... 100 100,723
Series A , RB , 5.00% , 12/01/25 ......... 25 25,181
5,506,177
Minnesota — 1.4%
City of Minneapolis, Series 2019, GO,
4.00%, 12/01/25 ................. 200 200,989
County of Hennepin
Series 2020A , GO , 5.00% , 12/01/25 ..... 90 90,726
Series 2020B , GO , 5.00% , 12/01/25 ..... 1,000 1,008,067
Metropolitan Council, Series 2021B, GO,
5.00%, 12/01/25 ................. 1,050 1,059,424
State of Minnesota
Series 2015D , GO , 5.00% , 08/01/25 ..... 1,300 1,300,000
Series 2016B , GO , 5.00% , 08/01/25 ..... 315 315,000
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2018A , GO , 5.00% , 08/01/25 ..... USD 270 $ 270,000
Series 2017A , GO , 5.00% , 10/01/25 ..... 165 165,671
Series 2017B , GO , 5.00% , 10/01/25 ..... 135 135,549
Series 2017E , GO , 5.00% , 10/01/25 ..... 145 145,589
University of Minnesota
Series 2019B , RB , 5.00% , 10/01/25 ..... 275 276,113
Series 2017B , RB , 5.00% , 12/01/25 ..... 1,115 1,124,145
6,091,273
Mississippi — 0.3%
Mississippi Hospital Equipment & Facilities
Authority, Series 2020I, RB, 5.00%, 10/01/25 275 275,829
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/25 ..... 150 150,589
Series 2016B , GO , 5.00% , 12/01/25 ..... 450 453,585
Series 2015F , GO , 5.00% , 11/01/32 ..... 300 301,878
1,181,881
Missouri — 0.2%
Missouri Highway & Transportation Commission,
Series 2019B, RB, 5.00%, 11/01/25 ..... 200 201,232
Missouri State Board of Public Buildings, Series
2020B, RB, 5.00%, 10/01/25 ......... 835 838,450
1,039,682
Nevada — 0.6%
County of Clark
Series 2016A , GO , 5.00% , 11/01/25 ..... 555 558,340
Series 2016B , GO , 5.00% , 11/01/25 ..... 565 568,400
Series 2020B , GO , 5.00% , 11/01/25 ..... 35 35,211
Series 2018B , GO , 5.00% , 12/01/25 ..... 280 282,262
State of Nevada Highway Improvement, Series
2016, RB, 5.00%, 12/01/25 .......... 955 963,025
Washoe County School District, Series 2017C,
GO, 5.00%, 10/01/25 .............. 60 60,239
2,467,477
New Hampshire — 0.5%
City of Nashua, Series 2021, GO,
5.00%, 09/01/25 ................. 140 140,282
New Hampshire Municipal Bond Bank
Series 2015A , RB , 5.00% , 08/15/25 ( ST
INTERCEPT ) .................. 230 230,212
Series 2016B , RB , 5.00% , 08/15/25 ( ST
INTERCEPT ) .................. 130 130,120
Series 2016D , RB , 5.00% , 08/15/25 ..... 100 100,092
Series 2018B , RB , 5.00% , 08/15/25 ..... 170 170,156
Series 2020B , RB , 5.00% , 08/15/25 ..... 275 275,253
Series 2022C , RB , 5.00% , 08/15/25 ( ST
INTERCEPT ) .................. 105 105,097
New Hampshire State Turnpike System, Series
2019, RB, 4.00%, 11/01/25 .......... 390 391,637
State of New Hampshire
Series 2017B , GO , 5.00% , 12/01/25 ..... 175 176,465
Series 2020D , GO , 5.00% , 12/01/25 ..... 540 544,520
2,263,834
New Jersey — 0.7%
County of Essex, Series 2017, GO,
5.00%, 08/01/25 ................. 170 170,000
Monmouth County Improvement Authority (The)
Series 2016B , RB , 4.00% , 08/01/25 ( GTD ) 50 50,000
Series 2019B , RB , 5.00% , 12/01/25 ( GTD ) 270 272,242
Series 2022B , RB , 5.00% , 12/01/25 ( GTD ) 105 105,872

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
New Jersey Economic Development Authority
Series B , RB , 4.00% , 11/01/25 ......... USD 975 $ 978,405
Series 2022A , RB , 5.00% , 11/01/25 ..... 1,170 1,176,973
New Jersey Infrastructure Bank, Series 2015A-1,
RB, 5.00%, 09/01/25 (GTD) .......... 110 110,223
2,863,715
New Mexico — 0.0%
Santa Fe Public School District, Series 2015,
GO, 5.00%, 08/01/25 (SAW) ......... 100 100,000
New York — 18.7%
Battery Park City Authority, Series 2019D-
2, RB, VRDN (TD Bank NA SBPA),
2.75%, 08/04/25
(a)
................ 500 500,000
City of New York
Series E , GO , 4.00% , 08/01/25 ........ 100 100,000
Series 2008J-9 , GO , 5.00% , 08/01/25 .... 175 175,000
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/25 ................ 210 210,000
Series 2018-1 , GO , 5.00% , 08/01/25 ..... 875 875,000
Series 2018C , GO , 5.00% , 08/01/25 ..... 195 195,000
Series 2018D , GO , 5.00% , 08/01/25 ..... 155 155,000
Series 2021A-1 , GO , 5.00% , 08/01/25 .... 235 235,000
Series 2021C , GO , 5.00% , 08/01/25 ..... 1,645 1,645,000
Series 2022C , GO , 5.00% , 08/01/25 ..... 170 170,000
Series A , GO , 5.00% , 08/01/25 ........ 320 320,000
Series C , GO , 5.00% , 08/01/25 ........ 3,210 3,210,000
Series 2023A-1 , GO , 5.00% , 09/01/25 .... 130 130,265
Series 2008L-3 , GO , VRDN ( Bank of America
NA LOC ), 2.75% , 08/04/25
(a)
........ 5,600 5,600,000
Series 2015F-5 , GO , VRDN ( Barclays Bank
plc SBPA ), 2.80% , 08/04/25
(a)
....... 5,400 5,400,000
City of Yonkers, Series 2022F, GO,
5.00%, 11/15/25 (BAM) ............. 115 115,818
County of Westchester, Series 2020A, GO,
5.00%, 10/15/25 ................. 70 70,381
Long Island Power Authority
Series 2021A , RB , 5.00% , 09/01/25 ..... 140 140,291
Series 2023D , RB , VRDN ( Barclays Bank plc
LOC ), 2.00% , 08/11/25
(a)
........... 10,000 10,000,000
Metropolitan Transportation Authority
Series 2016B , RB , 4.00% , 11/15/25 ..... 100 100,368
Series 2015F , RB , 5.00% , 11/15/25 ...... 230 231,515
Series 2016B , RB , 5.00% , 11/15/25 ..... 100 100,659
Series 2017B , RB , 5.00% , 11/15/25 ..... 650 654,283
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 470 473,097
Series 2018B , RB , 5.00% , 11/15/25 ..... 100 100,659
Series A-1 , RB , 5.00% , 11/15/25 ....... 185 186,219
Series A-2 , RB , 5.00% , 11/15/25 ....... 285 286,878
Series 2012G-2 , RB , VRDN ( TD Bank NA
LOC ), 2.30% , 08/11/25
(a)
........... 5,000 5,000,000
Series 2005E-1 , RB , VRDN ( Barclays Bank
plc LOC ), 2.00% , 08/11/25
(a)
........ 2,300 2,300,000
Series 2015E-3 , RB , VRDN ( Bank of America
NA LOC ), 2.75% , 08/01/25
(a)
........ 2,550 2,550,000
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 5.00% , 11/15/25 ..... 605 609,428
Series 2017A , RB , 5.00% , 11/15/25 ..... 140 141,020
Series 2024A , 5.00% , 11/15/25 ........ 300 302,187
Series B-1 , RB , 5.00% , 11/15/25 ....... 70 70,512
Series B-2 , RB , 5.00% , 11/15/25 ....... 265 266,932
Series 2008A-2A , RB , VRDN ( TD Bank NA
LOC ), 2.75% , 08/04/25
(a)
........... 2,000 2,000,000
Security
Par (000)
Par (000) Value
New York (continued)
New York City Municipal Water Finance
Authority
(a)
Series 2013AA-2 , RB , VRDN ( Barclays Bank
plc SBPA ), 2.00% , 08/11/25 ........ USD 3,150 $ 3,150,000
Series 2015BB-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 2.80% , 08/04/25 ........ 8,500 8,500,000
New York City Transitional Finance Authority
Series 2019A-1 , RB , 5.00% , 08/01/25 .... 50 50,000
Series B-1 , RB , 5.00% , 08/01/25 ....... 605 605,000
Series 2025, Sub-Series H-3 , RB ,
VRDN ( Bank of America NA SBPA ),
2.75% , 08/04/25
(a)
............... 1,000 1,000,000
New York City Transitional Finance Authority
Future Tax Secured
Series 2018B-1 , RB , 5.00% , 08/01/25 .... 275 275,000
Series 2018-1 , RB , 5.00% , 11/01/25 ..... 345 347,126
Series 2020B-1 , RB , 5.00% , 11/01/25 .... 165 166,017
Series 2022A-1 , RB , 5.00% , 11/01/25 .... 225 226,387
Series 2022D, Sub-Series D1 , RB ,
5.00% , 11/01/25 ................ 1,135 1,141,994
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 60 60,370
Series 2023E-1 , RB , 5.00% , 11/01/25 .... 580 583,574
Series C , RB , 5.00% , 11/01/25 ......... 1,400 1,408,627
Series 2016 , RB , VRDN ( Bank of America NA
SBPA ), 2.75% , 08/04/25
(a)
.......... 5,000 5,000,000
Series 2019C-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 2.80% , 08/04/25
(a)
....... 2,450 2,450,000
New York State Dormitory Authority
Series 2020A , RB , 5.00% , 09/15/25 ..... 2,500 2,507,673
Series 2015A , RB , 5.00% , 10/01/25 ..... 255 255,984
New York State Environmental Facilities Corp.,
Series 2020B, RB, 5.00%, 10/15/25 ..... 70 70,362
Port Authority of New York & New Jersey
Series 205 , RB , 5.00% , 11/15/25 ....... 490 493,529
Series 230 , RB , 4.00% , 12/01/25 ....... 145 145,717
Series 243 , RB , 5.00% , 12/01/25 ....... 125 126,029
Triborough Bridge & Tunnel Authority
Series 2016A , RB , 5.00% , 11/15/25 ..... 310 312,278
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 690 695,070
Series 2018B , RB , 5.00% , 11/15/25 ..... 215 216,580
Series 2023A , RB , 5.00% , 11/15/25 ..... 500 503,674
Series B , RB , 5.00% , 11/15/25 ......... 320 322,351
Series 2025A , RB , 5.00% , 12/01/25 ..... 175 176,486
Series 2005B-2A , RB , VRDN ( State Street
Bank & Trust Co. LOC ), 2.25% , 08/11/25
(a)
5,000 5,000,000
Series 2005B-3 , RB , VRDN ( Bank of America
NA LOC ), 2.75% , 08/04/25
(a)
........ 1,675 1,675,000
82,085,340
North Carolina — 0.3%
City of Charlotte, COP, 5.00%, 12/01/25 .... 50 50,395
City of Raleigh, Series 2016A, GO,
5.00%, 09/01/25 ................. 245 245,536
County of Durham, Series 2015, GO,
5.00%, 10/01/25 ................. 275 276,104
County of Forsyth, Series 2015, GO,
5.00%, 12/01/25 ................. 200 201,647
County of Iredell, Series 2016, RB,
5.00%, 12/01/25 ................. 25 25,203
County of Mecklenburg, Series 2011-C, GO,
5.25%, 12/01/25 ................. 25 25,232
County of New Hanover, Series 2016, GO,
5.00%, 08/01/25 ................. 120 120,000

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
County of Wake, Series 2018A, RB,
5.00%, 08/01/25 ................. USD 270 $ 270,000
1,214,117
Ohio — 4.0%
City of Cincinnati, Series 2016A, GO,
4.00%, 12/01/25 ................. 150 150,741
City of Cincinnati Water System
Series B , RB , 5.00% , 12/01/25 ......... 100 100,824
Series B , RB , 4.00% , 12/01/30 ......... 2,000 2,009,544
City of Cleveland, Series 2015, GO,
5.00%, 12/01/25 ................. 140 141,106
City of Columbus, Series 2016A, GO,
4.00%, 08/15/25 ................. 45 45,023
County of Hamilton
Series 2016A , RB , 5.00% , 12/01/25 ..... 235 236,943
Series 2021A , RB , 5.00% , 12/01/25 ..... 125 126,034
Ohio State University (The)
Series 2017 , RB , 5.00% , 12/01/25 ...... 280 282,221
Series 2020A , RB , 5.00% , 12/01/25 ..... 190 191,507
Series 2023A1 , RB , VRDN 1.95% , 08/11/25
(a)
10,000 10,000,000
Ohio Water Development Authority, Series
2019A, RB, 5.00%, 12/01/25 ......... 560 564,706
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 12/01/25 ..... 675 680,672
Series 2015B , RB , 5.00% , 12/01/25 ..... 270 272,269
Series 2020B , RB , 5.00% , 12/01/25 ..... 250 252,101
State of Ohio
Series 2016A , GO , 5.00% , 08/01/25 ..... 5 5,000
Series 2015A , GO , 5.00% , 09/01/25 ..... 405 405,824
Series 2016A , GO , 5.00% , 09/01/25 ..... 165 165,336
Series 2017B , GO , 5.00% , 09/01/25 ..... 225 225,458
Series 2018A , GO , 5.00% , 09/01/25 ..... 190 190,387
Series 2013A , GO , 5.00% , 09/15/25 ..... 290 290,868
Series 2017B , GO , 5.00% , 09/15/25 ..... 615 616,842
Series 2017V , GO , 5.00% , 10/01/25 ..... 445 446,824
Series T , GO , 5.00% , 11/01/25 ......... 180 181,114
Series 2016C , RB , 5.00% , 12/01/25 ..... 145 146,145
17,727,489
Oregon — 0.6%
City of Eugene Electric Utility System, Series
2016A, RB, 5.00%, 08/01/25 ......... 35 35,000
State of Oregon
Series 2023G , GO , 5.00% , 08/01/25 ..... 640 640,000
Series L , GO , 5.00% , 08/01/25 ........ 225 225,000
Series 2015O , GO , 5.00% , 08/01/35 ..... 550 550,000
State of Oregon Department of Transportation
Series 2017C , RB , 5.00% , 11/15/25 ..... 115 115,811
Series 2022A , RB , 5.00% , 11/15/25 ..... 100 100,706
Series A , RB , 5.00% , 11/15/25 ......... 720 725,080
Tri-County Metropolitan Transportation District of
Oregon, Series 2017A, RB, 5.00%, 09/01/25 200 200,389
2,591,986
Pennsylvania — 5.7%
City of Philadelphia
Series 2015A , GO , 5.00% , 08/01/25 ..... 255 255,000
Series 2017A , GO , 5.00% , 08/01/25 ..... 150 150,000
Series 2019A , GO , 5.00% , 08/01/25 ..... 135 135,000
City of Philadelphia Water & Wastewater
Series 2016 , RB , 5.00% , 10/01/25 ...... 1,160 1,164,596
Series 2017B , RB , 5.00% , 11/01/25 ..... 350 352,095
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Commonwealth of Pennsylvania
Series 2015 , GO , 5.00% , 08/15/25 ...... USD 145 $ 145,138
Series 2016 , GO , 5.00% , 09/15/25 ( AGM-CR ) 20 20,058
Series 2016 , GO , 5.00% , 09/15/25 ...... 2,650 2,657,968
Series 2022 , GO , 5.00% , 10/01/25 ...... 1,130 1,134,650
Delaware County Authority, Series 2016, RB,
5.00%, 12/01/25 ................. 60 60,484
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/25 ..... 200 201,382
Pennsylvania Higher Educational Facilities
Authority, Series B, RB, 5.00%, 10/01/25 .. 370 371,504
Pennsylvania State University (The), Series B,
RB, 5.25%, 08/15/25 .............. 365 365,378
Pennsylvania Turnpike Commission
Series 2016A-1 , RB , 5.00% , 12/01/25 .... 440 443,461
Series 2017A , RB , 5.00% , 12/01/25 ..... 150 151,109
Series 2019A , RB , 5.00% , 12/01/25 ..... 215 216,691
Series 2021B , RB , 5.00% , 12/01/25 ..... 990 997,698
Series A-1 , RB , 5.00% , 12/01/25 ....... 520 524,090
Series A-2 , RB , 5.00% , 12/01/25 ....... 560 564,405
Series 2019-2 , RB , VRDN ( TD Bank NA
LOC ), 2.30% , 08/11/25
(a)
........... 3,000 3,000,000
Series 2020 , RB , VRDN ( TD Bank NA LOC ),
2.30% , 08/11/25
(a)
............... 3,100 3,100,000
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 2.30% , 08/11/25
(a)
........... 3,800 3,800,000
Series 2020A , RB , VRDN ( Barclays Bank plc
LOC ), 2.00% , 08/11/25
(a)
........... 5,000 5,000,000
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/25 ......... 195 195,360
25,006,067
Rhode Island — 2.4%
Rhode Island Health & Educational Building
Corp., Series 2005A, RB, VRDN (TD Bank NA
SBPA), 2.40%, 08/11/25
(a)
........... 10,000 10,000,000
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund
Series 2016A , RB , 5.00% , 10/01/25 ..... 145 145,592
Series 2017B , RB , 5.00% , 10/01/25 ..... 135 135,551
State of Rhode Island, Series 2015A, GO,
5.00%, 08/01/25 ................. 105 105,000
10,386,143
South Carolina — 1.1%
County of Charleston
Series 2015C , GO , 5.00% , 11/01/25 ( SAW ) 315 316,941
Series 2015D , GO , 5.00% , 11/01/25 ( SAW ) 65 65,401
Series 2017A , GO , 5.00% , 11/01/25 ( SAW ) 100 100,616
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/25 .............. 500 504,084
South Carolina Public Service Authority, Series
2025B, RB, 5.00%, 12/01/25 ......... 2,015 2,029,565
South Carolina Transportation Infrastructure
Bank, Series 2021B, RB, 5.00%, 10/01/25 . 1,955 1,962,812
4,979,419
Tennessee — 0.9%
City of Memphis, Series 2020A, GO,
5.00%, 12/01/25 ................. 305 307,481
City of Memphis Electric System, Series 2017,
RB, 5.00%, 12/01/25 .............. 280 282,278
City of Memphis Sanitary Sewerage System
Series 2018 , RB , 5.00% , 10/01/25 ...... 220 220,883
Series 2020B , RB , 5.00% , 10/01/25 ..... 455 456,826

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
County of Sumner, Series 2020, GO,
5.00%, 12/01/25 ................. USD 150 $ 151,235
State of Tennessee, Series A, GO,
5.00%, 08/01/29 ................. 1,535 1,535,000
Tennessee State School Bond Authority
Series 2015B , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 190 191,166
Series 2019A , RB , 5.00% , 11/01/25
( HERBIP ) ..................... 375 377,301
Series B , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 560 563,437
4,085,607
Texas — 9.9%
Austin Community College District
Series 2015 , GO , 5.00% , 08/01/25 ...... 130 130,000
Series 2021 , GO , 5.00% , 08/01/25 ...... 415 415,000
Series 2015 , GO , 5.00% , 08/01/29 ...... 870 870,000
Austin Independent School District
Series 2021 , GO , 5.00% , 08/01/25 ( PSF ) .. 250 250,000
Series 2023 , GO , 5.00% , 08/01/25 ...... 355 355,000
Series B , GO , 5.00% , 08/01/25 ( PSF ) .... 490 490,000
Board of Regents of the University of Texas
System
Series 2014B , RB , 5.00% , 08/15/25 ..... 610 610,562
Series 2016E , RB , 5.00% , 08/15/25 ..... 310 310,285
Series 2016J , RB , 5.00% , 08/15/25 ..... 365 365,336
Series 2017C , RB , 5.00% , 08/15/25 ..... 330 330,304
Series 2024A , RB , 5.00% , 08/15/25 ..... 225 225,207
City of Arlington, Series 2015, GO,
5.00%, 08/15/25 ................. 155 155,139
City of Austin
Series 2015 , GO , 5.00% , 09/01/25 ...... 395 395,778
Series 2016 , GO , 5.00% , 09/01/25 ...... 610 611,201
Series 2020 , GO , 5.00% , 09/01/25 ...... 295 295,581
City of Austin Water & Wastewater System
Series 2016 , RB , 5.00% , 11/15/25 ...... 110 110,739
Series 2020C , RB , 5.00% , 11/15/25 ..... 140 140,950
Series 2021 , RB , 5.00% , 11/15/25 ...... 535 538,702
Series 2024 , RB , 5.00% , 11/15/25 ...... 100 100,692
City of Dallas Waterworks & Sewer System
Series 2016A , RB , 5.00% , 10/01/25 ..... 100 100,407
Series 2020C , RB , 5.00% , 10/01/25 ..... 305 306,241
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/25 ..... 135 135,997
Series 2015D , RB , 5.00% , 11/15/25 ..... 385 387,844
Series 2016B , RB , 5.00% , 11/15/25 ..... 375 377,770
Series 1998A , RB , 0.00% , 12/01/25
(b)
.... 20 19,811
Series 2012B , RB , VRDN ( TD Bank NA
SBPA ), 2.40% , 08/11/25
(a)
.......... 3,325 3,325,000
Series 2018C , RB , VRDN ( Barclays Bank plc
LOC ), 2.40% , 08/11/25
(a)
........... 10,000 10,000,000
City of Plano
Series 2015 , GO , 5.00% , 09/01/25 ...... 225 225,483
Series 2017A , GO , 5.00% , 09/01/25 ..... 270 270,580
City of San Antonio
Series 2017 , GO , 5.00% , 08/01/25 ...... 120 120,000
Series 2018 , GO , 5.00% , 08/01/25 ...... 370 370,000
Series 2020 , GO , 5.00% , 08/01/25 ...... 200 200,000
Series 2021 , GO , 5.00% , 08/01/25 ...... 270 270,000
County of Dallas, Series 2016, GO,
5.00%, 08/15/25 ................. 500 500,451
County of Harris
Series 2016A , RB , 5.00% , 08/15/25 ..... 420 420,399
Series 2017A , GO , 5.00% , 10/01/25 ..... 170 170,703
Security
Par (000)
Par (000) Value
Texas (continued)
Series B , GO , 5.00% , 10/01/25 ........ USD 425 $ 426,758
County of Harris Toll Road, Series 2022A, RB,
5.00%, 08/15/25 ................. 455 455,405
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/25 ...... 2,005 2,020,591
Series 2020A , RB , 5.00% , 12/01/25 ..... 205 206,594
Series 2016A , RB , 5.00% , 12/01/31 ..... 570 574,500
Dallas Fort Worth International Airport
Series 2020B , RB , 5.00% , 11/01/25 ..... 485 487,792
Series 2021B , RB , 5.00% , 11/01/25 ..... 480 482,764
Denton Independent School District
Series 2016 , GO , 5.00% , 08/15/25 ( PSF ) .. 210 210,186
Series 2020 , GO , 5.00% , 08/15/25 ( PSF ) .. 205 205,182
DeSoto Independent School District, Series
2020, GO, 0.00%, 08/15/25 (PSF)
(b)
..... 200 199,759
Frisco Independent School District, Series
2016A, GO, 5.00%, 08/15/25 (PSF) ..... 420 420,392
Grapevine-Colleyville Independent School
District, Series 1998, GO, 0.00%, 08/15/25
(PSF)
(b)
...................... 200 199,781
Klein Independent School District, Series 2015A,
GO, 5.00%, 08/01/25 (PSF) .......... 130 130,000
Leander Independent School District
Series A , GO , 0.00% , 08/15/25 ( PSF )
(b)
... 330 329,607
Series B , GO , 0.00% , 08/15/25
(b)
....... 135 134,834
Series 2017A , GO , 5.00% , 08/15/25 ( PSF ) 245 245,228
Lewisville Independent School District
Series 2016A , GO , 5.00% , 08/15/25 ( PSF ) 650 650,599
Series 2016B , GO , 5.00% , 08/15/25 ..... 540 540,487
Lone Star College System
Series 2017A , GO , 5.00% , 08/15/25 ..... 40 40,038
Series 2016 , GO , 5.00% , 09/15/25 ...... 270 270,802
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/25 ............... 100 100,627
Series 2015B , RB , 5.00% , 11/01/25 ..... 435 437,728
Series 2017A , RB , 5.00% , 11/01/25 ..... 120 120,753
Series A , RB , 5.00% , 11/01/25 ......... 155 155,972
North East Independent School District
Series 2015 , GO , 5.00% , 08/01/25 ( PSF ) .. 310 310,000
Series 2018 , GO , 5.00% , 08/01/25 ( PSF ) .. 40 40,000
North Texas Municipal Water District Water
System
Series 2015 , RB , 5.00% , 09/01/25 ...... 415 415,796
Series 2019 , RB , 5.00% , 09/01/25 ...... 355 355,681
Northside Independent School District, Series
2016A, GO, 5.00%, 08/15/25 (PSF) ..... 100 100,090
Port Authority of Houston of Harris County
Texas, Series 2023, RB, 5.00%, 10/01/25 . 170 170,660
Round Rock Independent School District
Series 2016 , GO , 5.00% , 08/01/25 ( PSF ) .. 70 70,000
Series 2017 , GO , 5.00% , 08/01/25 ...... 200 200,000
Series 2019 , GO , 5.00% , 08/01/25 ( PSF ) .. 95 95,000
Series 2019A , GO , 5.00% , 08/01/25 ( PSF ) 640 640,000
Series 2019B , GO , 5.00% , 08/01/25 ..... 70 70,000
Series 2016 , GO , 5.00% , 08/01/35 ( PSF ) .. 600 600,000
San Antonio Independent School District, Series
2018, GO, 5.00%, 08/15/25 (PSF) ...... 115 115,101
Spring Independent School District
Series 2015 , GO , 5.00% , 08/15/25 ( PSF ) .. 200 200,182
Series 2017 , GO , 5.00% , 08/15/25 ( PSF ) .. 175 175,159
State of Texas
Series 2016A , GO , 5.00% , 08/01/25 ..... 200 200,000
Series 2018A , GO , 5.00% , 08/01/25 ..... 275 275,000
Series 2016 , GO , 5.00% , 10/01/25 ...... 170 170,694

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Tarrant County College District, Series 2020,
GO, 5.00%, 08/15/25 .............. USD 295 $ 295,268
Texas Department of Transportation State
Highway Fund
Series 2015 , RB , 5.00% , 10/01/25 ...... 600 602,438
Series 2016A , RB , 5.00% , 10/01/25 ..... 1,810 1,817,356
Texas State Technical College
Series 2022A , RB , 5.00% , 08/01/25 ( AGM ) 300 300,000
Series 2016 , RB , 4.00% , 10/15/25 ...... 125 125,364
Texas Water Development Board
Series 2018A , RB , 5.00% , 10/15/25 ..... 840 844,241
Series A , RB , 5.00% , 10/15/25 ......... 95 95,480
Trinity River Authority Central Regional
Wastewater System
Series 2016 , RB , 5.00% , 08/01/25 ...... 340 340,000
Series 2017 , RB , 5.00% , 08/01/25 ...... 635 635,000
Series 2019 , RB , 5.00% , 08/01/25 ...... 735 735,000
United Independent School District, Series 2015,
GO, 5.00%, 08/15/35 (PSF) .......... 410 410,369
43,351,420
Utah — 0.1%
University of Utah (The)
Series 2016A , RB , 4.00% , 08/01/25 ..... 75 75,000
Series 2016A , RB , 5.00% , 08/01/25 ..... 115 115,000
Series 2017B1 , RB , 5.00% , 08/01/25 ( SAP ) 300 300,000
490,000
Vermont — 0.3%
University of Vermont & State Agricultural
College, Series 2016, RB, 5.00%, 10/01/25 40 40,150
Vermont Municipal Bond Bank
Series 2024 , RB , 5.00% , 12/01/25 ...... 1,000 1,008,135
Series 5 , RB , 5.00% , 12/01/25 ......... 115 115,935
1,164,220
Virginia — 1.6%
City of Hampton, Series 2015B, GO,
5.00%, 09/01/25 (SAW) ............ 210 210,424
City of Norfolk
Series A , GO , 5.00% , 10/01/25 ........ 145 145,584
Series 2015B , RB , 5.00% , 11/01/25 ..... 125 125,761
City of Virginia Beach, Series 2020A, RB,
5.00%, 11/15/25 ................. 385 387,829
City of Virginia Beach Water & Sewer System,
Series B, RB, 5.00%, 10/01/25 ........ 100 100,449
County of Arlington
Series 2020A , GO , 5.00% , 08/01/25 ( SAW ) 50 50,000
Series A , GO , 5.00% , 08/15/25 ........ 175 175,167
Series B , GO , 5.00% , 08/15/25 ........ 100 100,096
County of Chesterfield, Series 2016, RB,
5.00%, 11/01/25 ................. 200 201,324
County of Fairfax, Series 2018A, GO,
5.00%, 10/01/25 (SAW) ............ 490 492,000
County of Loudoun
Series 2019A , GO , 5.00% , 12/01/25 ( SAW ) 1,000 1,008,034
Series 2024A , GO , 5.00% , 12/01/25 ..... 155 156,245
Hampton Roads Sanitation District, Series
2016A, RB, 4.00%, 08/01/25 ......... 105 105,000
Virginia College Building Authority, Series 2017A,
RB, 5.00%, 09/01/25 (ST INTERCEPT) ... 130 130,266
Virginia Commonwealth Transportation Board,
Series 2016, RB, 5.00%, 09/15/25 ...... 240 240,710
Virginia Public Building Authority
Series 2020A , RB , 5.00% , 08/01/25 ..... 265 265,000
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2020B , RB , 5.00% , 08/01/25 ..... USD 650 $ 650,000
Series A , RB , 5.00% , 08/01/25 ......... 235 235,000
Series B , RB , 5.00% , 08/01/25 ......... 325 325,000
Virginia Public School Authority
Series 2015A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 180 180,000
Series 2016 , RB , 5.00% , 08/01/25 ( SAW ) . 50 50,000
Series 2016A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 280 280,000
Series 2018A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 200 200,000
Series 2019C , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 175 175,000
Virginia Resources Authority
Series 2015D , RB , 4.00% , 11/01/25 ..... 85 85,322
Series 2016A , RB , 4.00% , 11/01/25 ( MO ) . 200 200,683
Series 2015 , RB , 5.00% , 11/01/25 ...... 115 115,700
Series 2015A , RB , 5.00% , 11/01/25 ( MO ) . 310 311,812
Series 2017C , RB , 5.00% , 11/01/25 ..... 30 30,188
Series 2019B , RB , 5.00% , 11/01/25 ..... 180 181,127
Virginia Resources Authority Clean Water
Revolving Fund, Series 2015, RB,
5.00%, 10/01/25 ................. 65 65,275
6,978,996
Washington — 8.1%
Central Puget Sound Regional Transit Authority
Series 2015S-1 , RB , 5.00% , 11/01/25 .... 855 860,449
Series 2016S-1 , RB , 5.00% , 11/01/25 .... 155 155,988
Series 2015S-1 , RB , 5.00% , 11/01/30 .... 385 387,459
Series 2015S-1 , RB , 5.00% , 11/01/35 .... 1,525 1,534,740
Series 2015S-1 , RB , 5.00% , 11/01/36 .... 330 332,108
City of Seattle
Series 2018A , GO , 5.00% , 12/01/25 ..... 375 378,155
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 2.75% , 08/04/25
(a)
........... 12,200 12,200,000
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/25 ................. 225 225,000
City of Vancouver, Series 2015B, GO,
5.00%, 12/01/25 ................. 210 211,626
Clark County School District No. 114 Evergreen,
Series 2018, GO, 5.00%, 12/01/25 (GTD) . 335 337,605
Clark County School District No. 122 Ridgefield,
Series 2017, GO, 5.00%, 12/01/25 (GTD) . 55 55,444
County of King
Series 2015E , GO , 5.00% , 12/01/25 ..... 225 226,840
Series 2024 , RB , VRDN ( Bank of America NA
SBPA ), 2.70% , 08/04/25
(a)
.......... 10,000 10,000,000
County of Pierce
Series A , GO , 5.00% , 08/01/25 ........ 220 220,000
Series B , GO , 5.00% , 08/01/25 ........ 200 200,000
County of Snohomish, Series 2022, GO,
5.00%, 12/01/25 ................. 445 448,595
County of Spokane, Series 2019B, GO,
5.00%, 12/01/25 ................. 200 201,616
King County School District No. 405 Bellevue
Series 2016 , GO , 5.00% , 12/01/25 ( GTD ) . 155 156,278
Series 2019 , GO , 5.00% , 12/01/25 ( GTD ) . 160 161,319
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 5.00%, 12/01/25
(GTD) ....................... 395 398,257
King County School District No. 415 Kent, Series
2018, GO, 5.00%, 12/01/25 (GTD) ...... 225 226,742

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
Kitsap County School District No. 401 Central
Kitsap, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... USD 190 $ 191,535
Pierce County School District No. 10 Tacoma,
Series 2015, GO, 5.00%, 12/01/25 (GTD) . 275 277,101
Pierce County School District No. 402 Franklin
Pierce, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 130 131,050
Port of Tacoma
Series A , RB , 4.00% , 12/01/25 ......... 115 115,512
Series 2008B , RB , VRDN ( Bank of America
NA LOC ), 2.60% , 08/11/25
(a)
........ 3,000 3,000,000
Snohomish County School District No.
201 Snohomish, Series 2016, GO,
5.00%, 12/01/25 (GTD) ............. 220 221,740
Snohomish County School District No. 4 Lake
Stevens, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 70 70,558
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/25
(GTD) ....................... 90 90,730
State of Washington
Series 2016A-1 , GO , 5.00% , 08/01/25 .... 390 390,000
Series 2016A-2 , GO , 5.00% , 08/01/25 .... 155 155,000
Series 2018A , GO , 5.00% , 08/01/25 ..... 70 70,000
Series R-2017B , GO , 5.00% , 08/01/25 ... 150 150,000
Series R-2017C , GO , 5.00% , 08/01/25 ... 190 190,000
Series R-2018C , GO , 5.00% , 08/01/25 ... 445 445,000
Series R-2018D , GO , 5.00% , 08/01/25 ... 625 625,000
Series 2004F , GO , 0.00% , 12/01/25
( AMBAC )
(b)
.................... 410 406,511
University of Washington, Series 2015C, RB,
5.00%, 12/01/25 ................. 180 181,452
35,629,410
West Virginia — 0.3%
State of West Virginia
Series 2015A , GO , 3.00% , 11/01/25 ..... 50 50,022
Security
Par (000)
Par (000) Value
West Virginia (continued)
Series 2018B , GO , 5.00% , 12/01/25 ..... USD 150 $ 151,215
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/25 ..... 750 751,386
Series 2018A , RB , 5.00% , 09/01/25 ..... 220 220,406
1,173,029
Wisconsin — 0.8%
State of Wisconsin
Series 2016-2 , GO , 4.00% , 11/01/25 ..... 370 371,404
Series 2016-2 , GO , 5.00% , 11/01/25 ..... 2,200 2,213,779
Series 2017-2 , GO , 5.00% , 11/01/25 ..... 345 347,161
Wisconsin Health & Educational Facilities
Authority, Series 2016A, RB, 5.00%, 11/15/25 425 427,714
3,360,058
Total Long-Term Investments — 106 .2%
(Cost: $ 465,040,675 ) .............................. 464,926,710
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.51%
(c) (d)
......... 23,795 23,795
Total Short-Term Securities — 0.0%
(Cost: $ 23,795 ) ................................. 23,795
Total Investments — 106 .2%
(Cost: $ 465,064,470 ) .............................. 464,950,505
Liabilities in Excess of Other Assets — (6.2) % ............. (27,019,721)
Net Assets — 100.0% ...............................
$ 437,930,784
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 151,169 $ — $ (127,369)
(a)
$ (5) $ — $ 23,795 23,795 $ 84,307 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 464,926,710 $ — $ 464,926,710
Short-Term Securities
Money Market Funds ...................................... 23,795 — — 23,795
$ 23,795 $ 464,926,710 $ — $ 464,950,505
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
AGM-CR AGM Insured Custodial Receipt
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LIQ Liquidity Agreement
LOC Letter of Credit
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SBPA Stand-by-Bond Purchase Agreement
VRDN Variable Rate Demand Notes